Application of New and Revised International Financial Reporting Standards as Issued by the International Accounting Standards Board ("IASB") ( Collectively, "IFRSs")	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Application of New and Revised International Financial Reporting Standards as Issued by the International Accounting Standards Board ("IASB") ( Collectively, "IFRSs")
3.	APPLICATION OF NEW AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS AS ISSUED BY THE INTERNATIONAL ACCOUNTING STANDARDS BOARD (“IASB”) (collectively, “IFRSs”)

a.	Amendments to IFRSs that are mandatorily effective for the current year

In the current year, the Group has applied the following new, revised or amended standards and interpretations that have been issued and effective:

New, Revised or Amended Standards and Interpretations	Effective Date Issued by IASB

Amendments to IFRS 3 “Definition of a Business”	January 1, 2020
Amendments to IFRS 9, IAS 39 and IFRS 7 “Interest Rate Benchmark Reform”	January 1, 2020
Amendments to IAS 1 and IAS 8 “Definition of Material”	January 1, 2020

New, Revised or Amended Standards and Interpretations	Effective Date Issued by IASB

Amendments to References to the Conceptual Framework in IFRS Standards	January 1, 2020
Amendment to IFRS 16 “COVID-19-Related Rent Concessions”	June 1, 2020

Except for the following, the initial application of the aforementioned new, revised or amended standards and interpretations did not have effect on the Group’s accounting policies:

1)	Amendments to IFRS 3 “Definition of a Business”

The Group applies the amendments to IFRS 3 to transactions that occur on or after January 1, 2020. The amendments clarify that to be considered a business, an acquired set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. To determine whether an acquired process is substantive, different criteria apply, depending on whether there are outputs at the acquisition date. In addition, the amendments introduce an optional concentration test that permits a simplified assessment of whether or not an acquired set of activities and assets is a business.

2)	Amendments to IFRS 9, IAS 39 and IFRS 7 “Interest Rate Benchmark Reform”

Upon retrospective application of the amendments, the Group complied with the hedge accounting requirements under the assumption that the interest rate benchmark (such as the London Interbank Offered Rate or LIBOR) on which the hedged cash flows and cash flows from the hedging instrument are based will not be altered as a result of interest rate benchmark reform.

3)	Amendments to IAS 1 and IAS 8 “Definition of Material”

The Group adopted the amendments starting from January 1, 2020. The threshold of materiality that could influence users has been changed to “could reasonably be expected to influence”. Accordingly, disclosures in the consolidated financial statements do not include immaterial information that may obscure material information.

4)	Amendment to IFRS 16 “COVID-19-Related Rent Concessions”

The Group elected to apply the practical expedient provided in the amendment to IFRS 16 with respect to rent concessions negotiated with the lessor as a direct consequence of the COVID-19. The related accounting policies are stated in Note 4. Prior to the application of the amendment, the Group shall determine whether or not the abovementioned rent concessions need to be accounted for as lease modifications.

The Group applied the amendment from January 1, 2020. Because the abovementioned rent concessions affected only in 2020, retrospective application of the amendment had no impact on the retained earnings as of January 1, 2020.

b.	New, revised or amended standards and interpretations in issue but not yet effective

The Group has not applied the following new, revised or amended standards and interpretations that have been issued but are not yet effective:

New, Revised or Amended Standards and Interpretations	Effective Date Announced by IASB (Note 1)

“Annual Improvements to IFRS Standards 2018–2020”	January 1, 2022 (Note 2)
Amendments to IFRS 3 “Reference to the Conceptual Framework”	January 1, 2022 (Note 3)
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 “Interest Rate Benchmark Reform - Phase 2”	January 1, 2021
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture”	To be determined by IASB
Amendments to IAS 1 “Classification of Liabilities as Current or Non-current”	January 1, 2023
Amendments to IAS 1 “Disclosure of Accounting Policies”	January 1, 2023 (Note 6)
Amendments to IAS 8 “Definition of Accounting Estimates”	January 1, 2023 (Note 7)
Amendments to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use”	January 1, 2022 (Note 4)
Amendments to IAS 37 “Onerous Contracts–Cost of Fulfilling a Contract”	January 1, 2022 (Note 5)

Note 1:      Unless stated otherwise, the above New IFRSs are effective for annual reporting periods beginning on or after their respective effective dates.

Note 2:     The amendments to IFRS 9 will be applied prospectively to modifications and exchanges of financial liabilities that occur on or after the annual reporting periods beginning on or after January 1, 2022. The amendments to IFRS 1 “First-time Adoptions of IFRSs” will be applied retrospectively for annual reporting periods beginning on or after January 1, 2022.

Note 3:     The amendments are applicable to business combinations for which the acquisition date is on or after the beginning of the annual reporting period beginning on or after January 1, 2022.

Note 4:     The amendments are applicable to property, plant and equipment that are brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after January 1, 2021.

Note 5:     The amendments are applicable to contracts for which the entity has not yet fulfilled all its obligations on January 1, 2022.

Note 6:     The amendments will be applied prospectively for annual reporting periods beginning on or after January 1, 2023.

Note 7:     The amendments are applicable to changes in accounting estimates and changes in accounting policies that occur on or after the beginning of the annual reporting period beginning on or after January 1, 2023.

c.	Significant changes in accounting policy resulted from new, revised and amended standards and interpretations in issue but not yet effective

Except for the following, as of the date that the accompanying consolidated financial statements were authorized for issue, the Group continues evaluating the impact on its financial position and financial performance as a result of the initial application of the aforementioned new, revised or amended standards and interpretations. The related impact will be disclosed when the Group completes the evaluation.

1)	Amendments to IAS 1 “Classification of Liabilities as Current or Non-current”

The amendments clarify that for a liability to be classified as non-current, the Group shall assess whether it has the right at the end of the reporting period to defer settlement of the liability for at least twelve months after the reporting period. If such rights are in existence at the end of the reporting period, the liability is classified as non-current regardless of whether the Group will exercise that right. The amendments also clarify that, if the right to defer settlement is subject to compliance with specified conditions, the Group must comply with those conditions at the end of the reporting period even if the lender does not test compliance until a later date.

The amendments stipulate that, for the purpose of liability classification, the aforementioned settlement refers to a transfer of cash, other economic resources or the Group’s own equity instruments to the counterparty that results in the extinguishment of the liability. However, if the terms of a liability that could, at the option of the counterparty, result in its settlement by a transfer of the Group’s own equity instruments, and if such option is recognized separately as equity in accordance with IAS 32 “Financial Instruments: Presentation”, the aforementioned terms would not affect the classification of the liability.

2)	Amendments to IAS 16 “Property, Plant and Equipment: Proceeds before Intended Use”

The amendments prohibit an entity from deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. The cost of those items is measured in accordance with IAS 2 “Inventories”. Any proceeds from selling those items and the cost of those items are recognized in profit or loss in accordance with applicable standards.

The amendments are applicable only to items of property, plant and equipment that are brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after January 1, 2021.

3)	Amendments to IAS 37 “Onerous Contracts - Cost of Fulfilling a Contract”

The amendments specify that when assessing whether a contract is onerous, the “cost of fulfilling a contract” includes both the incremental costs of fulfilling that contract (for example, direct labor and materials) and an allocation of other costs that relate directly to fulfilling contracts (for example, an allocation of depreciation for an item of property, plant and equipment used in fulfilling the contract).

The Group will recognize the cumulative effect of the initial application of the amendments in the retained earnings at the date of the initial application.

4)	Amendments to IAS 1 “Disclosure of Accounting Policies”

The amendments specify that the Group should refer to the definition of material to determine its material accounting policy information to be disclosed. Accounting policy information is material if it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements. The amendments also clarify that:

•	accounting policy information that relates to immaterial transactions, other events or conditions is immaterial and need not be disclosed;

•	the Group may consider the accounting policy information as material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial; and

•	not all accounting policy information relating to material transactions, other events or conditions is itself material.

The amendments also illustrate that accounting policy information is likely to be considered as material to the financial statements if that information relates to material transactions, other events or conditions and:

(1)	the Group changed its accounting policy during the reporting period and this change resulted in a material change to the information in the financial statements;

(2)	the Group chose the accounting policy from options permitted by the standards;

(3)	the accounting policy was developed in accordance with IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” in the absence of an IFRS that specifically applies;

(4)
the accounting policy relates to an area for which the Group is required to make significant judgments or assumptions in applying an accounting policy, and the Group discloses those judgments or assumptions; or

(5)	the accounting is complex and users of the financial statements would otherwise not understand those material transactions, other events or conditions.

5)	Amendments to IAS 8 “Definition of Accounting Estimates”

The amendments define that accounting estimates are monetary amounts in financial statements that are subject to measurement uncertainty. In applying accounting policies, the Group may be required to measure items at monetary amounts that cannot be observed directly and must instead be estimated. In such a case, the Group uses measurement techniques and inputs to develop accounting estimates to achieve the objective. The effects on an accounting estimate of a change in a measurement technique or a change in an input are changes in accounting estimates unless they result from the correction of prior period errors.